Significant Accounting Estimates and Assumptions - Disclosure in tabular form of impact on the allowance of credit losses due to the application of the future economic forecast activity (Details) - Woori bank [Member] - KRW (₩)
₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Impact On The Allowance Of Credit Losses Due To The Application Of The Future Economic Forecast Activity [Line Items]
Increase in expected credit loss allowance	₩ 364,057	₩ 54,820
Corporates [Member]
Disclosure In Tabular Form Of Impact On The Allowance Of Credit Losses Due To The Application Of The Future Economic Forecast Activity [Line Items]
Increase in expected credit loss allowance	347,801	48,583
General retail [Member]
Disclosure In Tabular Form Of Impact On The Allowance Of Credit Losses Due To The Application Of The Future Economic Forecast Activity [Line Items]
Increase in expected credit loss allowance	₩ 16,256	₩ 6,237